Notes and Other Debts Payable, net (Details) - Landsea Homes [Member] - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Construction loans	[1]	$ 67,757	$ 92,640
Line of credit facilities	[1]	140,142	8,680
EB-5 notes payable	[2]	59,216	95,010
Loans payable	[2]	5,144	0
Notes and other debts payable		272,259	196,330
Debt issuance costs		(7,450)	(6,366)
Notes and other debts payable, net		$ 264,809	$ 189,964

[1]	Carrying amount approximates fair value due to the variable interest rate terms of these loans.
[2]	Carrying amount approximates fair value due to recent issuances of debt having similar characteristics, including interest rate.